Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	₩ 187,208	₩ 84,726
Increase	20,457	119,540
Utilization	(49,755)	(19,373)
Reversal	(2,806)	(7,142)
Other	(11,915)	2
Business Combination	40	9,670
Ending balance	143,229	187,208
Current	89,446	87,993
Non-current	53,783	99,215
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of other provisions [line items]
Impact of adopting IFRS 15		(215)
Provision for installment of handset subsidy [Member]
Disclosure of other provisions [line items]
Beginning balance		3,874
Increase	7,811
Utilization		(1,075)
Reversal		(2,799)
Provision for restoration [Member]
Disclosure of other provisions [line items]
Beginning balance	77,741	73,267
Increase		6,684
Utilization	(3,409)	(1,788)
Reversal	(1,711)	(765)
Other	115	2
Business Combination	40	341
Ending balance	80,587	77,741
Current	51,517	47,293
Non-current	29,070	30,448
Emission allowance [Member]
Disclosure of other provisions [line items]
Beginning balance	2,238	4,650
Increase	5,037	2,228
Utilization	(1,086)	(1,334)
Reversal	(932)	(3,306)
Ending balance	5,257	2,238
Current	5,257	2,238
Other provisions [Member]
Disclosure of other provisions [line items]
Beginning balance	107,229	2,935
Increase	7,609	110,628
Utilization	(45,260)	(15,176)
Reversal	(163)	(272)
Other	(12,030)
Business Combination		9,329
Ending balance	57,385	107,229
Current	32,672	38,462
Non-current	₩ 24,713	68,767
Other provisions [Member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of other provisions [line items]
Impact of adopting IFRS 15		₩ (215)